STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		65 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
Statement of Cash Flows
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (1,752,791)	$ (985,517)	$ (3,453,899)
Share based - interest	5,430	7,387	23,167
Share based - compensation	11,486	0	11,486
Share based - financial services	950,000	75,000	1,025,000
Non-cash amortization - debt discount	116,950	0	116,950
Non-cash - inventory	0	283	283
Gain on debt extinguishment	(30,000)	0	(30,000)
Corporate Overhead allocated to Fixed Assets	(58,500)	0	(60,822)
Depletion	0	0	835
Other Current Assets, net	(147,726)	(408,017)	(555,743)
Interest Accrued	33,703	689	34,513
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	881,343	(324,658)	565,669
Property, Plan and Equipment Impairment	0	18,840	18,840
Oil and Gas Leases forfeitures	0	5,583	5,583
Oil and Gas Lease impairment	0	399,743	399,743
Other Asset Impairment	120	0	120
Reclamation Bonds returned	500	0	500
Increase (Decrease) in Operating Assets	620	424,166	424,786
Accounts payable and accrued liabilities	1,046,669	525,861	2,083,337
Increase (Decrease) in Operating Liabilities	1,046,669	525,861	2,083,337
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	1,928,631	625,370	3,073,793
Net Cash Provided by (Used in) Operating Activities	175,841	(360,147)	(380,107)
Payments to Acquire Property, Plant, and Equipment	(835,000)	0	(852,637)
Payments to Acquire Intangible Assets	0	(70)	(5,773)
Payments to Acquire Other Productive Assets	0	0	(500)
Net Cash Provided by (Used in) Investing Activities	(835,000)	(70)	(858,909)
Proceeds from issuance of common stock	0	0	160,208
Repayments of Short-term Debt	(10,500)	(35,642)	(127,142)
Proceeds from Short-term Debt	693,059	370,791	1,229,350
Net Cash Provided by (Used in) Financing Activities	682,559	335,149	1,262,416
Net Increase in Cash	23,400	(25,068)	23,400
Cash, Beginning of Period	0	25,069	0
Cash, End of Period	$ 23,400	$ 0	$ 23,400